Document and Entity Information	12 Months Ended
Mar. 31, 2018 shares
Document and Entity Information [Abstract]
Entity Registrant Name	DESWELL INDUSTRIES INC
Entity Central Index Key	0000946936
Trading Symbol	dswl
Entity Current Reporting Status	Yes
Current Fiscal Year End Date	--03-31
Entity Filer Category	Non-accelerated Filer
Entity Well-Known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding	15,885,239
Document Type	20-F
Document Period End Date	Mar. 31, 2018
Amendment Flag	false
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY